UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10405

Alpine Series Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215
Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577

(Name and address of agent for service)

Copy to:
Rose DiMartino
Attorney at Law
Willkie Farr & Gallagher
787 7th Avenue, 40th FL
New York, NY 10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2011

Date of reporting period: July 31, 2011

Item 1: Schedule of Investments.

Alpine Dynamic Balance Fund

Schedule of Portfolio Investments
July 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stocks-72.7%

Aerospace & Defense-1.2%
15,000	Honeywell International, Inc.	$796,500

Auto Components-3.2%
30,500	Autoliv, Inc.	2,017,880

Beverages-0.5%
5,000	Anheuser-Busch InBev NV-ADR	287,900

Capital Markets-1.7%
25,900	State Street Corp.	1,074,073

Chemicals-3.2%
3,200	Air Products & Chemicals, Inc.	283,936
10,000	E.I. duPont de Nemours & Co.	514,200
6,000	Eastman Chemical Co.	579,540
3,000	Lubrizol Corp.	403,800
5,000	Westlake Chemical Corp.	258,750

		2,040,226

Commercial Banks-6.1%
18,000	Bancorp Rhode Island, Inc.	789,660
10,000	Pacific Continental Corp.	98,400
5,000	PNC Financial Services Group, Inc.	271,450
7,869	Southside Bancshares, Inc.	156,042
35,000	Sun Bancorp, Inc. (a)	109,200
7,293	Susquehanna Bancshares, Inc.	54,916
33,075	Valley National Bancorp	434,936
10,000	Washington Trust Bancorp, Inc.	227,800
69,501	Webster Financial Corp.	1,419,211
10,432	Wells Fargo & Co.	291,470

		3,853,085

Computers & Peripherals-0.8%
14,000	Hewlett-Packard Co.	492,240

Consumer Finance-0.3%
4,568	Capital One Financial Corp.	218,350

Containers & Packaging-0.3%
30,000	Boise, Inc.	207,900

Diversified Financial Services-6.1%
63,041	Bank of America Corp.	612,128
14,367	Citigroup, Inc.	550,831
2,600	CME Group, Inc.	751,894
45,600	JPMorgan Chase & Co.	1,844,520
10,406	Medallion Financial Corp.	96,568

		3,855,941

Electrical Equipment-3.5%
22,500	AMETEK, Inc.	956,250
10,700	Emerson Electric Co.	525,263
7,700	Preformed Line Products Co.	480,172
4,000	Regal-Beloit Corp.	242,520

		2,204,205

Food & Staples Retailing-2.1%
15,000	CVS Caremark Corp.	545,250
20,000	Walgreen Co.	780,800

		1,326,050

Food Products-0.8%
10,000	H.J. Heinz Co.	526,400

Health Care Equipment & Supplies-1.1%
8,600	Becton, Dickinson & Co.	719,046

Health Care Providers & Services-1.4%
13,000	MEDNAX, Inc. (a)	886,080

Hotels, Restaurants & Leisure-0.8%
10,000	Darden Restaurants, Inc.	508,000

Household Durables-0.9%
20,000	Hovnanian Enterprises, Inc.-Class A (a)	38,400
28,000	Lennar Corp.-Class A	495,320
10,000	Pulte Group, Inc. (a)	68,700

		602,420

Household Products-0.5%
4,000	Colgate-Palmolive Co.	337,520

Industrial Conglomerates-3.5%
10,000	3M Co.	871,400
74,600	General Electric Co.	1,336,086

		2,207,486

Insurance-1.9%
10,000	Aflac, Inc.	460,600
9,003	American International Group, Inc. (a)	258,386
5,000	Chubb Corp.	312,400
12,227	Fidelity National Financial, Inc.-Class A	199,300

		1,230,686

IT Services-3.1%
5,374	Fidelity National Information Services, Inc.-Class A	161,328
10,000	International Business Machines Corp.	1,818,500

		1,979,828

Leisure Equipment & Products-0.6%
10,000	Hasbro, Inc.	395,600

Machinery-1.7%
29,600	Lincoln Electric Holdings, Inc.	1,012,912
10,000	Wabash National Corp. (a)	75,100

		1,088,012

Media-0.3%
7,692	CBS Corp.-Class B	210,530

Metals & Mining-0.3%
5,000	Southern Copper Corp.	170,800

Oil, Gas & Consumable Fuels-7.5%
6,000	Cenovus Energy, Inc.	230,100
59,000	CONSOL Energy, Inc.	3,162,400
8,000	El Paso Pipeline Partners LP	281,440
8,000	Hess Corp.	548,480
20,000	Penn Virginia Corp.	262,400
7,547	World Fuel Services Corp.	283,994

		4,768,814

Pharmaceuticals-3.3%
7,000	Abbott Laboratories	359,240
27,000	Johnson & Johnson	1,749,330

		2,108,570

Real Estate Investment Trusts-12.1%
13,636	American Capital Agency Corp.	380,717
13,000	Boston Properties, Inc.	1,395,680
100,000	CBL & Associates Properties, Inc.	1,776,000
13,804	Developers Diversified Realty Corp.	201,676
4,286	DuPont Fabros Technology, Inc.	109,250
20,000	Invesco Mortgage Capital, Inc.	391,600
5,669	ProLogis, Inc.	201,987
10,000	Sabra Health Care REIT, Inc.	144,100
23,823	Simon Property Group, Inc.	2,870,910
20,000	Two Harbors Investment Corp.	196,000

		7,667,920

Road & Rail-1.2%
10,000	Norfolk Southern Corp.	757,000

Textiles, Apparel & Luxury Goods-1.3%
5,000	PVH Corp.	357,750
4,000	VF Corp.	467,200

		824,950

Thrifts & Mortgage Finance-0.7%
75,600	Federal National Mortgage Association (a)	25,250
31,500	New York Community Bancorp, Inc.	426,195

		451,445

Trading Companies & Distributors-0.7%
3,000	WW Grainger, Inc.	445,110

	Total Common Stocks (Cost $45,813,881)	46,260,567

Principal Amount

Bonds and Notes-22.9%

U.S. Treasury Bonds-19.7%
$6,000,000	6.000%, 02/15/2026	7,740,000
4,000,000	5.250%, 11/15/2028	4,800,000

		12,540,000

U.S. Treasury Notes-3.2%
2,000,000	5.000%, 08/15/2011	2,003,516

	Total Bonds and Notes (Cost $14,021,651)	14,543,516

Short-Term Investments-3.7%
2,375,000	State Street Eurodollar Time Deposit, 0.01%	2,375,000

	Total Short-Term Investments (Cost $2,375,000)	2,375,000

	Total Investments (Cost $62,210,532)-99.3%	63,179,083
	Other Assets in Excess of Liabilities-0.7%	442,812

	TOTAL NET ASSETS 100.0%	$63,621,895

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
ADR-American Depositary Receipt
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
REIT-Real Estate Investment Trust

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments
July 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stocks-102.2%

Australia-3.9%
64,000	BHP Billiton, Ltd.-ADR	$5,859,200
883,510	OZ Minerals, Ltd.	13,229,612
5,257,669	RHG, Ltd.	2,916,919

		22,005,731

Brazil-11.2%
273,986	Anhanguera Educacional Participacoes SA	5,315,949
567,468	Brazil Pharma SA (a)(b)	5,594,729
901,800	Estacio Participacoes SA	11,170,376
865,574	International Meal Co. Holdings SA (a)	8,595,183
409,022	Kroton Educacional SA (a)	5,077,005
280,975	Magazine Luiza SA (a)	2,500,213
1,427,300	MRV Engenharia e Participacoes SA	10,583,841
1,955,300	PDG Realty SA Empreendimentos e Participacoes	10,338,498
504,609	Qualicorp SA (a)	4,717,949

		63,893,743

Canada-2.2%
1,350,500	Cline Mining Corp. (a)	3,081,365
297,800	HudBay Minerals, Inc.	4,098,666
77,400	Inmet Mining Corp.	5,345,780

		12,525,811

China-6.9%
4,994,200	BBMG Corp.-Series H	7,240,989
6,311,980	China National Building Material Co., Ltd.- Series H	12,698,874
2,737,600	China ZhengTong Auto Services Holdings, Ltd. (a)	3,617,935
14,415,000	Daqing Dairy Holdings, Ltd. (a)	5,252,747
3,548,900	Great Wall Motor Co., Ltd.- Series H	5,354,940
26,456	Sun Art Retail Group, Ltd. (a)(b)	34,013
2,270,200	Zhongsheng Group Holdings, Ltd.	4,817,849

		39,017,347

Denmark-1.2%
233,000	Pandora A/S	6,677,879

Finland-0.8%
151,200	Konecranes OYJ	4,816,636

Germany-0.7%
109,000	GEA Group AG	3,800,433

Hong Kong-0.9%
6,897,900	China Liansu Group Holdings, Ltd.	5,186,424

India-1.1%
566,500	Glenmark Pharmaceuticals, Ltd.	4,238,174
482,400	Orchid Chemicals & Pharmaceuticals, Ltd.	2,248,798

		6,486,972

Indonesia-0.9%
15,862,100	PT Adaro Energy Tbk	4,943,789

Japan-1.7%
1,259,800	Marubeni Corp.	9,458,523

Norway-2.1%
338,100	Seadrill, Ltd.	11,817,770

Russia-1.0%
756,257	LSR Group-GDR (b)(c)	5,709,740

South Korea-2.1%
53,200	Hyundai Motor Co.	11,858,105

Sweden-4.9%
347,900	Atlas Copco AB-A Shares	8,244,888
454,400	JM AB	8,829,577
652,700	Volvo AB-B Shares	10,571,595

		27,646,060

Switzerland-1.0%
743,962	Glencore International PLC (a)	5,809,141

United Kingdom-3.2%
637,044	John Wood Group PLC	6,990,349
534,200	Xstrata PLC	11,359,763

		18,350,112

United States-56.4%
79,483	Baker Hughes, Inc.	6,150,395
156,476	Carnival Corp.	5,210,651
39,065	CF Industries Holdings, Inc.	6,067,576
55,164	Chevron Corp.	5,738,159
189,510	Cisco Systems, Inc.	3,026,475
261,037	Citigroup, Inc.	10,008,159
241,535	Comcast Corp.-Class A	5,801,671
58,570	Cummins, Inc.	6,142,822
71,355	Deere & Co.	5,602,081
592,168	El Paso Corp.	12,169,052
177,122	El Paso Pipeline Partners LP	6,231,152
222,284	Freeport-McMoRan Copper & Gold, Inc.	11,772,161
110,293	Halliburton Co.	6,036,336
223,691	Hasbro, Inc.	8,849,216
337,605	Healthcare Services Group, Inc.	5,297,022
301,767	Intel Corp.	6,738,457
78,526	International Business Machines Corp.	14,279,953
267,910	ITC Holdings Corp.	18,823,357
279,868	JPMorgan Chase & Co.	11,320,661
832,130	KKR & Co. Guernsey LP	12,190,704
166,671	Lazard, Ltd.-Class A	5,600,146
110,500	McDonald’s Corp.	9,556,040
183,566	Merck & Co., Inc.	6,265,108
238,425	Meridian Bioscience, Inc.	5,149,980
138,527	Microchip Technology, Inc.	4,675,286
342,565	Morgan Stanley	7,622,071
86,210	NextEra Energy, Inc.	4,763,102
93,396	Norfolk Southern Corp.	7,070,077
43,745	Occidental Petroleum Corp.	4,294,884
551,113	Och-Ziff Capital Management Group, LLC	6,811,757
181,100	Oracle Corp.	5,538,038
98,100	Peabody Energy Corp.	5,637,807
101,881	QUALCOMM, Inc.	5,581,041
150,199	Regal Entertainment Group-Class A	1,921,045
100,867	Ryder System, Inc.	5,680,829
93,839	Schlumberger, Ltd.	8,480,230
55,286	Snap-On, Inc.	3,143,562
109,957	SunTrust Banks, Inc.	2,692,847
109,112	The Boeing Co.	7,689,123
19,485	The Goldman Sachs Group, Inc.	2,629,890
178,101	The Mosaic Co.	12,595,303
75,225	The Walt Disney Co.	2,905,189
47,533	Tupperware Brands Corp.	2,970,337
85,477	United Parcel Service, Inc.-Class B	5,916,718
76,043	United Technologies Corp.	6,299,402
301,782	Wabash National Corp. (a)	2,266,383
152,953	Wells Fargo & Co.	4,273,507
108,421	Yum! Brands, Inc.	5,726,797

		321,212,559

	Total Common Stocks (Cost $537,578,222)	581,216,775

	Total Investments (Cost $537,578,222)-102.2% (d)	581,216,775
	Liabilities in Excess of Other Assets-(2.2)%	(12,242,893)

	TOTAL NET ASSETS 100.0%	$568,973,882

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 2.0% of the Fund’s net assets.

(c) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 1.0% of the Fund’s net assets.

(d) Includes securities pledged as collateral for line of credit outstanding on July 31, 2011.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
A/S-Aktieselskab is the Danish term for a stock-based corporation.
GDR-Global Depositary Receipt
OYJ-Osakeyhtio is the Finnish equivalent of a limited company.
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.

Alpine Dynamic Financial Services Fund

Schedule of Portfolio Investments July 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stocks-112.2%

Capital Markets-21.0%
10,000	Artio Global Investors, Inc.	$110,000
20,000	BGC Partners, Inc.-Class A	163,800
20,000	Blackstone Group LP	332,200
52,033	Cowen Group, Inc.-Class A (a)	205,530
30,902	Edelman Financial Group, Inc.	235,782
18,500	GFI Group, Inc.	83,990
30,000	Gleacher & Co., Inc. (a)	51,300
13,000	JMP Group, Inc.	95,420
25,100	MF Global Holdings, Ltd. (a)	184,987
2,000	Och-Ziff Capital Management Group, LLC	24,720
16,000	Penson Worldwide, Inc. (a)	48,960
68,175	Rodman & Renshaw Capital Group, Inc. (a)	104,308

		1,640,997

Commercial Banks-56.1%
45,165	1st United Bancorp, Inc. (a)	267,828
3,000	American River Bankshares (a)	17,940
13,500	Banco ABC Brasil SA	89,225
13,000	Banco Industrial e Comercial SA	78,795
53,940	Bank of Commerce Holdings	217,378
55,712	Bank of Virginia (a)	103,067
13,428	Barclays PLC	49,152
15,000	California United Bank (a)	178,500
4,000	Cardinal Financial Corp.	42,920
80,000	Carolina Trust Bank (a)	242,400
23,800	Centerstate Banks, Inc.	155,414
34,337	Citizens First Corp. (a)	256,841
7,000	Columbia Banking System, Inc.	123,270
7,095	Comerica, Inc.	227,253
4,700	Community National Bank of the Lakeway Area (a)(b)(c)	21,033
4,000	First Business Financial Services, Inc.	56,040
80,000	First California Financial Group, Inc. (a)	292,800
4,000	First Republic Bank (a)	113,280
1,000	FirstMerit Corp.	14,610
3,200	KeyCorp	25,728
21,000	Mitsubishi UFJ Financial Group, Inc.	106,930
37,000	National Bank of Greece SA-ADR (a)	48,470
10,200	New Century Bancorp, Inc. (a)	43,452
400	North Valley Bancorp (a)	4,292
2,375	Old Point Financial Corp.	27,692
4,000	Oriental Financial Group, Inc.	49,680
22,042	Pacific Mercantile Bancorp (a)	100,291
18,276	Pacific Premier Bancorp, Inc. (a)	120,622
75,000	Republic First Bancorp, Inc. (a)	159,000
3,120	Rurban Financial Corp. (a)	9,672
60,000	Seacoast Banking Corp. of Florida (a)	94,800
38,750	Southern National Bancorp of Virginia, Inc. (a)	271,250
2,500	Sterling Bancorp	23,625
3,000	Sumitomo Mitsui Financial Group, Inc.	94,850
6,000	Summit State Bank	39,180
3,810	SunTrust Banks, Inc.	93,307
152,347	Synovus Financial Corp.	278,795
5,000	The Savannah Bancorp, Inc. (a)	37,000
22,663	Tidelands Bancshares, Inc. (a)	4,601
2,551	Valley Commerce Bancorp (a)(c)	18,495
32,000	VTB Bank OJSC-GDR (d)	192,320
1,974	Yadkin Valley Financial Corp. (a)	3,672

		4,395,470

Consumer Finance-4.4%
1,000	Green Dot Corp.-Class A (a)	32,430
25,000	Imperial Holdings, Inc. (a)	241,750
9,000	Netspend Holdings, Inc. (a)	71,010

		345,190

Diversified Financial Services-14.8%
7,124	BM&F Bovespa SA	41,664
1,000	CBOE Holdings, Inc.	23,040
665	CME Group, Inc.	192,311
162,000	Dubai Financial Market (a)	50,282
5,173	Interactive Brokers Group, Inc.-Class A	78,319
3,815	IntercontinentalExchange, Inc. (a)	470,390
4,000	NYSE Euronext	133,840
7,000	The NASDAQ OMX Group, Inc. (a)	168,490

		1,158,336

Health Care Providers & Services-0.8%
25,000	Tempo Participacoes SA (a)	61,257

Industrial Conglomerates-1.6%
7,000	General Electric Co.	125,370

Insurance-0.6%
3,500	Assured Guaranty, Ltd.	49,525

Thrifts & Mortgage Finance-12.9%
31,906	Alliance Bancorp, Inc. of Pennsylvania (c)	354,795
1,700	Astoria Financial Corp.	19,805
5,000	Central Federal Corp. (a)	4,050
2,144	Fidelity Bancorp, Inc.	24,141
5,895	First Pactrust Bancorp, Inc.	87,246
40,000	Flagstar Bancorp, Inc. (a)	29,204
8,650	HopFed Bancorp, Inc.	69,978
50,000	Provident Financial Holdings, Inc.	424,500

		1,013,719

	Total Common Stocks (Cost $11,250,041)	8,789,864

Investment Companies-1.1%
390	Direxion Daily Financial Bear 3X Shares (a)	18,888
800	Direxion Daily Large Cap Bear 3X Shares (a)	29,200
625	ProShares UltraShort Financials (a)	40,575

	Total Investment Companies (Cost $296,632)	88,663

	Total Investments (Cost $11,546,673)-113.3% (e)	8,878,527
	Liabilities in Excess of Other Assets-(13.3)%	(1,043,924)

	TOTAL NET ASSETS 100.0%	$7,834,603

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Illiquid security.
(c) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 5.0% of the Fund’s net assets.

(d) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised less than 2.5% of the Fund’s net assets.

(e) Includes securities pledged as collateral for line of credit outstanding on July 31, 2011.
ADR-American Depositary Receipt
GDR-Global Depositary Receipt
OJSC-Open Joint Stock Company
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.

Alpine Dynamic Innovators Fund

Schedule of Portfolio Investments July 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stocks-106.4%

Auto Components-1.4%
2,000	BorgWarner, Inc. (a)	$159,240

Biotechnology-2.3%
12,500	ARIAD Pharmaceuticals, Inc. (a)	148,625
5,000	Myriad Genetics, Inc. (a)	106,350

		254,975

Chemicals-2.8%
20,000	Zagg, Inc. (a)	307,000

Commercial Banks-1.8%
8,000	SunTrust Banks, Inc.	195,920

Communications Equipment-1.3%
5,000	DG FastChannel, Inc. (a)	141,300

Computers & Peripherals-1.6%
5,000	Hewlett-Packard Co.	175,800

Diversified Financial Services-2.1%
800	CME Group, Inc.	231,352

Electrical Equipment-5.1%
20,000	LSI Industries, Inc.	166,400
57,000	PowerSecure International, Inc. (a)	390,450

		556,850

Electronic Equipment, Instruments & Components-9.0%
21,000	FLIR Systems, Inc.	576,660
7,000	Itron, Inc. (a)	301,280
6,975	MOCON, Inc.	117,808

		995,748

Health Care Equipment & Supplies-6.9%
5,000	Alere, Inc. (a)	147,450
1,400	Intuitive Surgical, Inc. (a)	560,770
2,000	MAKO Surgical Corp. (a)	57,620

		765,840

Health Care Providers & Services-10.1%
17,000	Bio-Reference Labs, Inc. (a)	338,980
3,000	HMS Holdings Corp. (a)	226,800
8,000	MEDNAX, Inc. (a)	545,280

		1,111,060

Health Care Technology-2.7%
6,428	Allscripts Healthcare Solutions, Inc. (a)	116,668
2,000	Quality Systems, Inc.	182,720

		299,388

Internet & Catalog Retail-14.7%
40	Amazon.com, Inc. (a)	8,901
3,000	priceline.com, Inc. (a)	1,612,950

		1,621,851

Internet Software & Services-3.8%
700	Google, Inc.-Class A (a)	422,583

Life Sciences Tools & Services-6.9%
1,000	Bio-Rad Laboratories, Inc.-Class A (a)	109,000
4,000	Charles River Laboratories International, Inc. (a)	158,200
11,000	Life Technologies Corp. (a)	495,330

		762,530

Machinery-13.8%
4,000	Flowserve Corp.	397,520
25,000	ISE, Ltd. (a)(b)	261
3,391	Middleby Corp. (a)	286,472
32,857	Westport Innovations, Inc. (a)	839,436

		1,523,689

Pharmaceuticals-2.4%
7,000	Impax Laboratories, Inc. (a)	148,260
8,000	The Medicines Co. (a)	119,840

		268,100

Semiconductors & Semiconductor Equipment-6.1%
15,000	ARM Holdings PLC-ADR	431,850
6,000	Veeco Instruments, Inc. (a)	238,740

		670,590

Software-11.6%
16,400	ANSYS, Inc. (a)	829,840
6,000	Interactive Intelligence Group (a)	228,060
20,600	Mitek Systems, Inc. (a)	195,082
8,000	Scientific Learning Corp. (a)	23,920

		1,276,902

	Total Common Stocks (Cost $9,796,103)	11,740,718

	Total Investments (Cost $9,796,103)-106.4% (c)	11,740,718
	Liabilities in Excess of Other Assets-(6.4)%	(711,229)

	TOTAL NET ASSETS 100.0%	$11,029,489

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised less than 0.05% of the Fund’s net assets.
(c) Includes securities pledged as collateral for line of credit outstanding on July 31, 2011.
ADR-American Depositary Receipt
PLC-Public Limited Company

Alpine Dynamic Transformations Fund

Schedule of Portfolio Investments July 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stocks-91.7%

Aerospace & Defense-3.0%
1,000	Esterline Technologies Corp. (a)	$76,370
2,500	ITT Corp.	133,350

		209,720

Air Freight & Logistics-4.8%
3,100	Atlas Air Worldwide Holdings, Inc. (a)	162,409
2,000	FedEx Corp.	173,760

		336,169

Auto Components-3.1%
5,000	Amerigon, Inc. (a)	84,100
2,000	Autoliv, Inc.	132,320

		216,420

Biotechnology-0.8%
2,500	Myriad Genetics, Inc. (a)	53,175

Chemicals-6.0%
2,000	Albemarle Corp.	133,160
1,000	Lubrizol Corp.	134,600
10,000	Zagg, Inc. (a)	153,500

		421,260

Commercial Banks-1.6%
1,000	PNC Financial Services Group, Inc.	54,290
1,991	Wells Fargo & Co.	55,628

		109,918

Diversified Financial Services-3.9%
10,000	Bank of America Corp.	97,100
600	CME Group, Inc.	173,514

		270,614

Electronic Equipment, Instruments & Components-1.5%
3,940	FLIR Systems, Inc.	108,192

Energy Equipment & Services-1.6%
8,000	ION Geophysical Corp. (a)	81,120
500	Transocean, Ltd.	30,780

		111,900

Health Care Equipment & Supplies-8.5%
2,000	Edwards Lifesciences Corp. (a)	142,700
1,000	Intuitive Surgical, Inc. (a)	400,550
1,500	Volcano Corp. (a)	47,115

		590,365

Health Care Technology-0.4%
1,428	Allscripts Healthcare Solutions, Inc. (a)	25,918

Household Durables-4.1%
4,000	Tempur-Pedic International, Inc. (a)	288,040

Industrial Conglomerates-3.8%
8,000	Cookson Group PLC	84,568
10,300	General Electric Co.	184,473

		269,041

Internet & Catalog Retail-6.2%
800	priceline.com, Inc. (a)	430,120

Internet Software & Services-1.7%
200	Google, Inc.-Class A (a)	120,738

Machinery-20.2%
2,400	Cummins, Inc.	251,712
2,000	Eaton Corp.	95,900
11,000	Fenner PLC	70,003
2,000	Gardner Denver, Inc.	170,580
40,000	Industrea, Ltd.	51,854
2,000	Ingersoll-Rand PLC	74,840
3,000	Pall Corp.	148,740
3,000	Snap-On, Inc.	170,580
1,500	Timken Co.	65,505
10,000	Wabash National Corp. (a)	75,100
9,037	Westport Innovations, Inc. (a)	231,709

		1,406,523

Metals & Mining-9.4%
10,000	Globe Specialty Metals, Inc.	230,800
6,000	Northern Dynasty Minerals, Ltd. (a)	63,480
2,400	Teck Resources, Ltd.-Class B	118,656
2,000	Walter Energy, Inc.	245,140

		658,076

Oil, Gas & Consumable Fuels-0.7%
372	Apache Corp.	46,024

Real Estate Investment Trusts (REITs)-0.4%
1,095	Walter Investment Management Corp.	26,488

Semiconductors & Semiconductor Equipment-3.3%
8,000	ARM Holdings PLC-ADR	230,320

Software-5.0%
20,600	Mitek Systems, Inc. (a)	195,082
5,000	Oracle Corp.	152,900

		347,982

Specialty Retail-1.7%
5,000	GameStop Corp.-Class A (a)	117,900

	Total Common Stocks (Cost $4,881,665)	6,394,903

Principal Amount

Short-Term Investments-7.9%
556,000	State Street Eurodollar Time Deposit, 0.01%	556,000

	Total Short-Term Investments (Cost $556,000)	556,000

	Total Investments (Cost $5,437,665)-99.6%	6,950,903
	Other Assets in Excess of Liabilities-0.4%	25,059

	TOTAL NET ASSETS 100.0%	$6,975,962

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
ADR-American Depositary Receipt
PLC-Public Limited Company

Alpine Accelerating Dividend Fund

Schedule of Portfolio Investments July 31, 2011 (Unaudited)

Shares	Security Description	Value

Common Stocks-96.0%

Aerospace & Defense-1.9%
650	United Technologies Corp.	$53,846

Beverages-3.9%
800	Anheuser-Busch InBev NV-ADR	46,064
1,000	PepsiCo, Inc.	64,040

		110,104

Capital Markets-5.1%
225	BlackRock, Inc.	40,154
1,800	Horizon Technology Finance Corp.	27,576
2,750	KKR & Co. Guernsey LP	40,287
1,100	Lazard, Ltd.-Class A	36,960

		144,977

Chemicals-2.6%
520	Air Products & Chemicals, Inc.	46,140
275	Praxair, Inc.	28,501

		74,641

Commercial Banks-3.2%
6,500	First Commonwealth Financial Corp.	33,410
8,000	Grupo Financiero Banorte SAB de CV	35,034
1,750	Union First Market Bankshares Corp.	21,787

		90,231

Communications Equipment-2.6%
2,675	Cisco Systems, Inc.	42,720
550	QUALCOMM, Inc.	30,129

		72,849

Computers & Peripherals-1.4%
675	Hewlett-Packard Co.	23,733
1,000	Rimage Corp.	14,820

		38,553

Construction & Engineering-2.3%
4,000	Aecon Group, Inc.	35,292
30,000	China State Construction International Holdings, Ltd. (a)	30,063

		65,355

Containers & Packaging-1.2%
1,075	Sonoco Products Co.	34,454

Diversified Financial Services-3.2%
1,850	Bank of America Corp.	17,964
170	CME Group, Inc.	49,162
570	JPMorgan Chase & Co.	23,056

		90,182

Electric Utilities-3.2%
1,500	EDP - Energias do Brasil SA	37,528
2,100	EVN AG	34,354
8,000	Tauron Polska Energia SA	18,516

		90,398

Energy Equipment & Services-5.1%
500	Bristow Group, Inc.	24,240
650	Schlumberger, Ltd.	58,740
1,750	Seadrill, Ltd.	61,169

		144,149

Food & Staples Retailing-1.5%
1,100	Walgreen Co.	42,944

Food Products-3.1%
880	General Mills, Inc.	32,868
500	The J.M. Smucker Co.	38,960
1,400	Viterra, Inc.	15,854

		87,682

Gas Utilities-1.2%
1,100	UGI Corp.	33,330

Health Care Equipment & Supplies-1.8%
600	Becton, Dickinson & Co.	50,166

Health Care Providers & Services-1.8%
1,025	UnitedHealth Group, Inc.	50,871

Hotels, Restaurants & Leisure-1.2%
1,050	Carnival Corp.	34,965

Household Durables-2.0%
16,000	Pace PLC	30,203
4,800	PDG Realty SA Empreendimentos e Participacoes	25,379

		55,582

Household Products-1.7%
800	The Procter & Gamble Co.	49,192

Industrial Conglomerates-2.7%
475	3M Co.	41,392
800	Tyco International, Ltd.	35,432

		76,824

IT Services-3.1%
300	International Business Machines Corp.	54,555
380	Visa, Inc.-Class A	32,505

		87,060

Machinery-3.1%
800	Dover Corp.	48,376
680	Snap-On, Inc.	38,665

		87,041

Media-4.6%
1,299	CBS Corp.-Class B	35,554
2,400	Comcast Corp.-Class A	57,648
1,425	SES SA	38,566

		131,768

Metals & Mining-2.0%
1,750	Vale SA-ADR	56,770

Multi-Utilities-1.8%
1,000	Suez Environnement Co.	18,579
1,100	Wisconsin Energy Corp.	33,715

		52,294

Oil, Gas & Consumable Fuels-5.8%
535	Chevron Corp.	55,651
1,800	El Paso Corp.	36,990
1,000	El Paso Pipeline Partners LP	35,180
375	Occidental Petroleum Corp.	36,817

		164,638

Personal Products-0.8%
3,100	Hypermarcas SA	23,827

Pharmaceuticals-2.4%
950	Abbott Laboratories	48,754
450	Teva Pharmaceutical Industries, Ltd.-ADR	20,988

		69,742

Professional Services-0.7%
1,000	VSE Corp.	21,050

Real Estate Investment Trusts-2.9%
2,700	Chatham Lodging Trust	42,012
4,000	Two Harbors Investment Corp.	39,200

		81,212

Road & Rail-2.5%
650	Norfolk Southern Corp.	49,205
1,500	Tegma Gestao Logistica SA	22,981

		72,186

Semiconductors & Semiconductor Equipment-5.2%
1,500	Avago Technologies, Ltd.	50,445
2,250	Intel Corp.	50,242
1,600	Linear Technology Corp.	46,880

		147,567

Software-2.6%
1,750	Microsoft Corp.	47,950
1,500	Totvs SA	26,879

		74,829

Specialty Retail-1.7%
1,300	Guess?, Inc.	49,556

Textiles, Apparel & Luxury Goods-3.0%
450	NIKE, Inc.-Class B	40,567
375	VF Corp.	43,800

		84,367

Thrifts & Mortgage Finance-0.7%
2,000	Home Federal Bancorp, Inc.	21,380

Transportation Infrastructure-0.4%
24,000	GZI Transport, Ltd.	11,117

	Total Common Stocks (Cost $2,490,230)	2,727,699

Principal Amount

Short-Term Investments-4.4%
126,000	State Street Eurodollar Time Deposit, 0.01%	126,000

	Total Short-Term Investments (Cost $126,000)	126,000

	Total Investments (Cost $2,616,230)-100.4%	2,853,699
	Liabilities in Excess of Other Assets-(0.4)%	(10,806)

	TOTAL NET ASSETS 100.0%	$2,842,893

Percentages are stated as a percent of net assets.
(a) Security fair valued in accordance with procedures approved by the Board of Trustees. This security comprised 1.1% of the Fund’s net assets.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SAB de CV-Sociedad Anonima Bursátil de Capital Variable. Is the Spanish equivalent to Variable Capital Company.

Alpine Series Trust

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the NYSE is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations or if market quotations are not available or determined to be reliable, through procedures and/or guidelines established by the Board of Trustees. In computing the Fund’s net asset value, equity securities that are traded on a securities exchange in the United States are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset values are not calculated. As stated above, if the market prices are not readily available or not reflective of the fair value of the security, as of the close of the regular trading on the NYSE (normally, 4:00 p.m., Eastern time), the security will be priced at fair value following procedures approved by the Board of Trustees.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board of Trustees. The Board has approved the use of Interactive Data’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

As of July 31, 2011, the Dynamic Dividend Fund, Accelerating Dividend Fund, Dynamic Financial Services Fund, and Dynamic Innovators Fund held securities that are fair valued, which comprised 2.0%, 1.1%, 5.0%, and less than 0.05%, respectively, of each Fund’s net assets.

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 —

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable

Alpine Series Trust

in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used to value the Funds’ net assets as of July 31, 2011:

	Valuation Inputs

Dynamic Dividend Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks
Australia	$22,005,731	$—	$—	$22,005,731
Brazil	63,893,743	—	—	63,893,743
Canada	12,525,811	—	—	12,525,811
China	39,017,347	—	—	39,017,347
Denmark	6,677,879	—	—	6,677,879
Finland	4,816,636	—	—	4,816,636
Germany	3,800,433	—	—	3,800,433
Hong Kong	5,186,424	—	—	5,186,424
India	6,486,972	—	—	6,486,972
Indonesia	4,943,789	—	—	4,943,789
Japan	9,458,523	—	—	9,458,523
Norway	11,817,770	—	—	11,817,770
Russia	—	5,709,740	—	5,709,740
South Korea	11,858,105	—	—	11,858,105
Sweden	27,646,060	—	—	27,646,060
Switzerland	5,809,141	—	—	5,809,141
United Kingdom	18,350,112	—	—	18,350,112
United States	321,212,559	—	—	321,212,559

Total	$575,507,035	$5,709,740	$—	$581,216,775

	Valuation Inputs

Accelerating Dividend Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks	$2,727,699	$—	$—	$2,727,699
Short-Term Investments	—	126,000	—	126,000

Total	$2,727,699	$126,000	$—	$2,853,699

	Valuation Inputs

Dynamic Financial Services Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks
Capital Markets	$1,640,997	$—	$—	$1,640,997
Commercial Banks	4,203,150	192,320	—	4,395,470
Consumer Finance	345,190	—	—	345,190
Diversified Financial Services	1,158,336	—	—	1,158,336
Health Care Providers & Services	61,257	—	—	61,257
Industrial Conglomerates	125,370	—	—	125,370
Insurance	49,525	—	—	49,525
Thrifts & Mortgage Finance	1,013,719	—	—	1,013,719
Investment Companies	88,663	—	—	88,663

Total	$8,686,207	$192,320	$—	$8,878,527

Alpine Series Trust

	Valuation Inputs

Dynamic Innovators Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks
Auto Components	$159,240	$—	$—	$159,240
Biotechnology	254,975	—	—	254,975
Chemicals	307,000	—	—	307,000
Commercial Banks	195,920	—	—	195,920
Communications Equipment	141,300	—	—	141,300
Computers & Peripherals	175,800	—	—	175,800
Diversified Financial Services	231,352	—	—	231,352
Electrical Equipment	556,850	—	—	556,850
Electronic Equipment, Instruments & Components	995,748	—	—	995,748
Health Care Equipment & Supplies	765,840	—	—	765,840
Health Care Providers & Services	1,111,060	—	—	1,111,060
Health Care Technology	299,388	—	—	299,388
Internet & Catalog Retail	1,621,851	—	—	1,621,851
Internet Software & Services	422,583	—	—	422,583
Life Sciences Tools & Services	762,530	—	—	762,530
Machinery	1,523,428	—	261	1,523,689
Pharmaceuticals	268,100	—	—	268,100
Semiconductors & Semiconductor Equipment	670,590	—	—	670,590
Software	1,276,902	—	—	1,276,902

Total	$11,740,457	$—	$261	$11,740,718

	Valuation Inputs

Dynamic Transformations Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks	$6,394,903	$—	$—	$6,394,903
Short-Term Investments	—	556,000	—	556,000

Total	$6,394,903	$556,000	$—	$6,950,903

	Valuation Inputs

Dynamic Balance Fund *	Level 1 **	Level 2 **	Level 3	Total Value

Common Stocks	$46,260,567	$—	$—	$46,260,567
Bonds and Notes	—	14,543,516	—	14,543,516
Short-Term Investments	—	2,375,000	—	2,375,000

Total	$46,260,567	$16,918,516	$—	$63,179,083

*	For detailed country, sector, and state descriptions, see accompanying Schedule of Portfolio Investments

**

During the period ended July 31, 2011 there were no significant transfers between Level 1 and Level 2 securities. A security’s classification as Level 1 or Level 2 within the Fund can move on a daily basis throughout the year depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the funds calculate their NAV. If management determines the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Dynamic Innovators Fund

Balance as of October 31, 2010	$245
Accrued discounts / premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	16
Purchases	—
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	—

Balance as of July 31, 2011	$261

Change in net unrealized depreciation on level 3 holdings held at period end	$16

Alpine Series Trust

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Funds may use forward currency contracts to gain exposure to or hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Funds did not hold any forwards at the period ended July 31, 2011.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows*:

Dynamic Dividend Fund

Cost of investments	$541,625,891
Gross unrealized appreciation	72,586,080
Gross unrealized depreciation	(32,995,196)

Net unrealized appreciation	$39,590,884

Accelerating Dividend Fund

Cost of investments	$2,614,886
Gross unrealized appreciation	357,613
Gross unrealized depreciation	(118,800)

Net unrealized appreciation	$238,813

Dynamic Financial Services Fund

Cost of investments	$11,992,674
Gross unrealized appreciation	672,984
Gross unrealized depreciation	(3,787,131)

Net unrealized depreciation	$(3,114,147)

Dynamic Innovators Fund

Cost of investments	$9,821,536
Gross unrealized appreciation	3,297,146
Gross unrealized depreciation	(1,377,964)

Net unrealized appreciation	$1,919,182

Dynamic Transformations Fund

Cost of investments	$5,437,665
Gross unrealized appreciation	1,808,740
Gross unrealized depreciation	(295,502)

Net unrealized appreciation	$1,513,238

Dynamic Balance Fund

Cost of investments	$62,237,336
Gross unrealized appreciation	11,533,845
Gross unrealized depreciation	(10,592,098)

Net unrealized appreciation	$941,747

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)

The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alpine Series Trust

By (Signature and Title)		/s/ Samuel A. Lieber

Samuel A. Lieber, President

Date	September 29, 2011

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Samuel A. Lieber

Samuel A. Lieber, President

Date	September 29, 2011

By (Signature and Title)*		/s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr., Chief Financial Officer

Date	September 29, 2011

* Print the name and title of each signing officer under his or her signature.